Convertible Notes: (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Notes: [Abstract]
Carrying value of Modified Notes		$ 22,956,658
Carrying value of Old notes		1,042,000
Total carrying value of convertible notes	25,178,551	23,998,658
Accretion of modified notes during 2014	1,179,893
Total carrying value of convertible notes	$ 25,178,551